Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Cash and cash equivalents	$ 18,861,029	$ 2,450,239
Amounts receivable	594,940	149,757
Prepaid expenses	1,494,483	236,329
Total current assets	20,950,452	2,836,325
Non-current
Property and equipment	791,597	1,012,032
Right of use asset	527,862	0
Exploration and evaluation assets	118,785,555	129,298,494
Total assets	141,055,466	133,146,851
Current
Trade payables and accrued liabilities	3,016,988	1,730,103
Current portion of lease liability	70,305	0
Total current liabilities	3,087,293	1,730,103
Non-current
Lease liability	535,300	0
Deferred tax liabilities	1,880,387	2,196,087
Warrant liability	132,200	0
Total liabilities	5,635,180	3,926,190
Equity
Share capital	281,296,133	242,487,728
Share-based payments reserve	93,515,510	64,280,247
Warrants reserve	543,601	604,000
Accumulated other comprehensive loss	(81,361,294)	(65,419,483)
Deficit	(158,573,664)	(112,731,831)
Total equity	135,420,286	129,220,661
Total liabilities and equity	$ 141,055,466	$ 133,146,851